PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Change in Projected Benefit Obligation and Change in Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in plan assets
Employer contributions	$ 68	$ 75
Pension Benefits
Change in PBO
PBO, beginning of year	8,686	8,665
Current service cost	146	134
Employee contributions	81	74
Interest cost	411	401
Benefits paid	(457)	(427)
Net actuarial loss (gain)	40	(161)
PBO, end of year	8,907	8,686
Change in plan assets
Fair value of plan assets, beginning of year	9,333	8,764
Actual return on plan assets	513	869
Benefits paid	(457)	(427)
Employer contributions	68	75
Employee contributions	81	74
Administrative expenses	(21)	(22)
Fair value of plan assets, end of year	9,517	9,333
(Funded) unfunded status	(610)	(647)
Post-Retirement and Post-Employment Benefits
Change in PBO
PBO, beginning of year	1,666	1,603
Current service cost	61	57
Employee contributions	0	0
Interest cost	80	75
Benefits paid	(76)	(71)
Net actuarial loss (gain)	19	2
PBO, end of year	1,750	1,666
Change in plan assets
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Benefits paid	(76)	(71)
Employer contributions	76	71
Employee contributions	0	0
Administrative expenses	0	0
Fair value of plan assets, end of year	0	0
(Funded) unfunded status	$ 1,750	$ 1,666